Cash and Deposits with Banks	12 Months Ended
Mar. 31, 2025
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Cash and Deposits with Banks
5	CASH AND DEPOSITS WITH BANKS
Cash and deposits with banks at March 31, 2025 and 2024 consisted of the following:

	At March 31,
	2025	2024

	(In millions)
Cash	¥915,155	¥788,096
Deposits with banks	75,754,246	77,962,347

Total cash and deposits with banks	¥76,669,401	¥78,750,443

The reconciliation of cash and cash equivalents used for the purposes of the consolidated statements of cash flows at March 31, 2025, 2024 and 2023 is shown as follows:

	At March 31,
	2025	2024	2023

	(In millions)
Cash and deposits with banks	¥76,669,401	¥78,750,443	¥76,465,511
Less: term deposits with original maturities over three months	(816,486)	(663,985)	(444,741)
Less: cash segregated as deposits and others	(602,791)	(648,652)	(676,535)

Cash and cash equivalents	¥75,250,124	¥77,437,806	¥75,344,235

Private depository institutions in Japan are required to maintain certain minimum reserve funds with the Bank of Japan, based on average deposit balances and certain other factors. There are similar reserve deposit requirements for the Group’s foreign offices engaged in banking businesses in foreign countries. At March 31, 2025, 2024 and 2023, the reserve funds required to be maintained by the Group, which were included in cash and cash equivalents, amounted to ¥2,231,539 million, ¥1,983,987 million and ¥2,102,543 million, respectively.